Earnings per share - Summary Of Earnings Per Share (Details) ₩ / shares in Units, $ / shares in Units, $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2023 KRW (₩) ₩ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 KRW (₩) ₩ / shares shares	Dec. 31, 2021 KRW (₩) ₩ / shares shares
Basic earnings per share [abstract]
Net income attributable to shareholders	₩ 2,506,296	$ 1,941,360	₩ 3,186,772	₩ 2,542,844
Dividends to hybrid securities	(131,148)		(91,756)	(66,250)
Net income attributable to common shareholders	₩ 2,375,148		₩ 3,095,016	₩ 2,476,594
Weighted average number of common shares outstanding | shares	735,392,653	735,392,653	727,716,558	724,000,000
Basic EPS (Unit: Korean Won) | (per share)	₩ 3,230	$ 2,502	₩ 4,251	₩ 3,419
Diluted EPS (Unit: Korean Won) | (per share)	₩ 3,230	$ 2,502	₩ 4,251	₩ 3,419